Receivables (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Trade and other receivables [abstract]
Receivable from sale	$ 156	$ 150
Recoverable value added tax ("VAT")	1,217	880
Other receivables	668	486
Total receivables	$ 2,041	$ 1,516